Columbia Disciplined Growth Fund
First Quarter Report
October 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Disciplined Growth Fund, October 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 11.4%
Entertainment 0.4%
Netflix, Inc.(a)	1,069	1,196,061
Interactive Media & Services 10.9%
Alphabet, Inc., Class A	68,145	19,161,693
Meta Platforms, Inc., Class A	24,001	15,561,048
Pinterest, Inc., Class A(a)	14,858	491,800
Total		35,214,541
Media 0.1%
DoubleVerify Holdings, Inc.(a)	42,778	486,814
Total Communication Services		36,897,416
Consumer Discretionary 12.7%
Automobiles 3.1%
Tesla, Inc.(a)	22,238	10,152,981
Broadline Retail 3.9%
Amazon.com, Inc.(a)	51,091	12,477,444
Hotels, Restaurants & Leisure 3.0%
Booking Holdings, Inc.	1,306	6,631,529
Expedia Group, Inc.	11,155	2,454,100
Travel + Leisure Co.	7,700	483,406
Total		9,569,035
Specialty Retail 0.6%
Wayfair, Inc., Class A(a)	17,900	1,852,829
Textiles, Apparel & Luxury Goods 2.1%
Ralph Lauren Corp.	16,228	5,187,442
Tapestry, Inc.	15,197	1,668,935
Total		6,856,377
Total Consumer Discretionary		40,908,666
Consumer Staples 1.7%
Beverages 0.7%
Boston Beer Co., Inc. (The), Class A(a)	10,800	2,235,492
Consumer Staples Distribution & Retail 0.5%
Sprouts Farmers Market, Inc.(a)	19,323	1,525,744
Food Products 0.4%
Pilgrim’s Pride Corp.	31,236	1,190,092
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.1%
Colgate-Palmolive Co.	6,400	493,120
Total Consumer Staples		5,444,448
Energy 0.5%
Oil, Gas & Consumable Fuels 0.5%
HF Sinclair Corp.	31,566	1,628,806
Total Energy		1,628,806
Financials 6.0%
Banks 1.2%
Popular, Inc.	35,658	3,974,797
Capital Markets 1.8%
Bank of New York Mellon Corp. (The)	13,509	1,458,026
Goldman Sachs Group, Inc. (The)	4,639	3,661,888
Moody’s Corp.	1,000	480,300
Total		5,600,214
Financial Services 2.6%
Visa, Inc., Class A	24,434	8,325,641
Insurance 0.4%
Allstate Corp. (The)	7,190	1,377,029
Total Financials		19,277,681
Health Care 6.9%
Biotechnology 2.6%
AbbVie, Inc.	18,014	3,927,772
Amgen, Inc.	3,626	1,082,107
BioMarin Pharmaceutical, Inc.(a)	4,424	236,994
Insmed, Inc.(a)	3,852	730,339
Natera, Inc.(a)	1,590	316,299
Neurocrine Biosciences, Inc.(a)	3,161	452,687
Regeneron Pharmaceuticals, Inc.	406	264,631
Summit Therapeutics, Inc.(a)	6,026	113,952
Vertex Pharmaceuticals, Inc.(a)	3,284	1,397,572
Total		8,522,353
Health Care Providers & Services 0.2%
Cardinal Health, Inc.	2,500	476,925

Columbia Disciplined Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Disciplined Growth Fund, October 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.2%
Medpace Holdings, Inc.(a)	6,840	4,000,784
Pharmaceuticals 2.9%
Bristol-Myers Squibb Co.	114,707	5,284,551
Eli Lilly & Co.	4,572	3,944,996
Total		9,229,547
Total Health Care		22,229,609
Industrials 5.8%
Building Products 0.1%
Trane Technologies PLC	734	329,309
Construction & Engineering 1.8%
EMCOR Group, Inc.	8,475	5,727,236
Electrical Equipment 1.1%
Rockwell Automation, Inc.	9,600	3,536,256
Ground Transportation 1.0%
Lyft, Inc., Class A(a)	160,712	3,288,168
Machinery 0.2%
Allison Transmission Holdings, Inc.	1,939	160,064
Illinois Tool Works, Inc.	2,000	487,840
Total		647,904
Professional Services 1.6%
Automatic Data Processing, Inc.	1,562	406,588
Broadridge Financial Solutions, Inc.	20,932	4,613,413
Total		5,020,001
Total Industrials		18,548,874
Information Technology 52.8%
Communications Equipment 2.3%
Arista Networks, Inc.(a)	46,660	7,357,815
IT Services 0.1%
VeriSign, Inc.	2,272	544,826
Semiconductors & Semiconductor Equipment 20.9%
Advanced Micro Devices, Inc.(a)	23,974	6,140,221
Broadcom, Inc.	43,339	16,019,395
Lam Research Corp.	30,150	4,747,419
NVIDIA Corp.	170,011	34,425,527
QUALCOMM, Inc.	32,825	5,938,042
Total		67,270,604
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 19.0%
Adobe, Inc.(a)	19,291	6,564,920
AppLovin Corp.(a)	2,273	1,448,651
Dropbox, Inc., Class A(a)	153,214	4,443,206
Fortinet, Inc.(a)	33,919	2,931,619
Microsoft Corp.	56,412	29,210,698
Nutanix, Inc., Class A(a)	63,765	4,542,619
Palantir Technologies, Inc., Class A(a)	38,194	7,656,751
Salesforce, Inc.	17,150	4,466,032
Total		61,264,496
Technology Hardware, Storage & Peripherals 10.5%
Apple, Inc.(b)	108,637	29,372,186
NetApp, Inc.	38,234	4,503,200
Total		33,875,386
Total Information Technology		170,313,127
Materials 0.7%
Metals & Mining 0.7%
Anglogold Ashanti PLC	34,145	2,321,860
Total Materials		2,321,860
Real Estate 0.2%
Specialized REITs 0.2%
American Tower Corp.	3,024	541,235
Total Real Estate		541,235
Utilities 0.1%
Electric Utilities 0.1%
NRG Energy, Inc.	2,540	436,524
Total Utilities		436,524
Total Common Stocks (Cost $141,772,764)		318,548,246

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.220%(c),(d)	3,510,916	3,509,862
Total Money Market Funds (Cost $3,509,154)		3,509,862
Total Investments in Securities (Cost: $145,281,918)		322,058,108
Other Assets & Liabilities, Net		186,559
Net Assets		322,244,667
Columbia Disciplined Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Disciplined Growth Fund, October 31, 2025 (Unaudited)
At October 31, 2025, securities and/or cash totaling $553,177 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	11	12/2025	USD	3,780,700	106,656	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2025.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.220%
	3,939,460	6,254,950	(6,685,228)	680	3,509,862	77	34,762	3,510,916
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Disciplined Growth Fund  | 2025

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1QT178_07_R01_(12/25)